S000033806 [Member] Investment Strategy - iShares J.P. Morgan EM Local Currency Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index (the “Underlying Index”), which tracks the performance of local currency-denominated sovereign bond markets of emerging market countries. All bonds included in the Underlying Index are selected according to a set of rule-based inclusion criteria regarding issue size, bond type, maturity, and liquidity. The securities included in the Underlying Index are rebalanced on the last weekday of the month. Eligible countries included in the Underlying Index are determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”) based on the Index Provider’s definition of emerging market countries.
Eligible issuer countries must have (1) gross national income (“GNI”) below the Index Income Ceiling (“IIC”) for three consecutive years or (2) an Index Purchasing Power Parity Ratio (the “IPR”) below the Index Provider's emerging market threshold for three consecutive years. An existing country may be considered for removal from the Underlying Index if its GNI per capita is above the IIC for three consecutive years and its long-term sovereign credit rating from Standard & Poor's Global Ratings (“S&P Global”), Moody's Investors Service, Inc. (“Moody's”), and Fitch Ratings, Inc. (“Fitch”) is A-/A3/A- or above for three consecutive years. For purposes of compiling the Underlying Index, individual country weights are capped at maximum 15% and floored at minimum 4.0%. Eligible individual securities must have a minimum face amount outstanding of U.S. $1 billion equivalent for onshore local currency bonds and U.S. $500 million for global bonds (offshore currency linked bonds). All component securities must have at least 2.5 years to maturity from the inclusion date and a remaining maturity of 6 months or greater at the time of rebalancing to remain eligible for the Underlying Index. Please see the SAI for the Index Provider's definitions of GNI and IIC.
Floating-rate issues, capitalization/amortizing bonds, and bonds with callable, puttable or convertible features are not eligible for inclusion in the Underlying Index.
As of October 31, 2025, the Underlying Index included securities issued by Brazil, Chile, China, Colombia, Czech Republic, the Dominican Republic, Hungary, India, Indonesia, Malaysia, Mexico, Peru, Poland, Romania, Serbia, South Africa, Thailand,  Turkey, and Uruguay.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Underlying Index is sponsored by J.P. Morgan, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.